INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) - Master lease agreements [Member] - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	$ 1,982,354	$ 1,982,354
Acquired through the acquisition of Mexmaken		428,000
Impairment		(428,000)
Ending Balance	1,982,354	1,982,354
Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	138,765	59,471
Additions	240,861	89,707
Impairment		(10,413)
Ending Balance	379,626	138,765
Net Book Value [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,843,589
Ending Balance	$ 1,602,728	$ 1,843,589